Investment in Affiliate (Tables)	12 Months Ended
Dec. 31, 2015
Investment in Affiliate [Abstract]
Investment in Affiliate
Balance January 1, 2014	$11,309,375
Equity in net income of affiliate	471,079
Equity in other comprehensive income of affiliate	16,139
Dilution effect	(221,679)
Impairment in investment in affiliate	(8,618,664)
Balance December 31, 2014	$2,956,250
Equity in net income of affiliate	173,002
Net proceeds from sale of investment in affiliate	(2,936,196)
Loss on investment in affiliate, excluding transfer of equity in other
comprehensive loss of affiliate to losses	(193,056)
Balance December 31, 2015	$-

Summarized Income Statement Data in respect of Box Ships
INCOME STATEMENT DATA	Year ended December 31, 2014
Net revenue	$49,864,674
Operating income	1,966,947
Net income	$2,623,515

Summarized Balance Sheet Data in respect of Box Ships
BALANCE SHEET DATA	As of December 31, 2014
Total current assets	$22,011,255
Total non-current assets	375,837,950
Total assets	397,849,205
Total current liabilities	140,886,944
Total long-term liabilities	$282,375